SUPPLEMENT TO THE

PROSPECTUSES

AND

STATEMENTS OF ADDITIONAL INFORMATION OF

EVERGREEN BLEND EQUITY FUNDS

EVERGREEN DOMESTIC VALUE EQUITY FUNDS

EVERGREEN BALANCED FUNDS

EVERGREEN EQUITY INDEX FUNDS

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS

EVERGREEN MONEY MARKET FUNDS

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

EVERGREEN VARIABLE ANNUITY FUNDS

(each, a “Fund,” together, the “Funds”)

I.              On December 31, 2008, Wachovia Corporation (“Wachovia”) merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC, Tattersall Advisory Group, Inc., J.L. Kaplan Associates, LLC, First International Advisors, LLC and Metropolitan West Capital Management, LLC, and Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

                Shareholders of each Fund have approved new investment advisory agreements with Evergreen Investment Management Company, LLC, and, where applicable, sub-advisory agreements between a Fund and a Fund’s sub-adviser (collectively, the “Advisory Agreements”).

                The Advisory Agreements are identical to the investment advisory and sub-advisory agreements that were in effect prior to the announcement of the merger between Wells Fargo & Company and Wachovia Corporation except that the Advisory Agreements’ initial term will end on September 30, 2009. A discussion regarding the basis for the approval of a Fund's investment advisory, and, if applicable, sub-advisory agreement(s) by its Board of Trustees will be available in the next shareholder report filed for such Fund.

Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Funds. Accordingly, the reference to Dennis H. Ferro in the Officer Information table in the sections entitled “TRUSTEES AND OFFICERS” or “MANAGEMENT OF THE TRUST,” as applicable, is replaced with the following:

Principal Officers
Name, Address and Date of Birth	Position with Trust	Principal Occupation for the Last Five Years
W. Douglas Munn 200 Berkeley Street Boston, Massachusetts 02116 DOB: 4/21/1963	President since 2009	President and Chief Executive Officer, Evergreen Investment Company, Inc.; former Chief Operating Officer, Evergreen Investment Company, Inc.

Additionally, the reference to Dennis H. Ferro in the Officer Holdings table in the section entitled “PORTFOLIO MANAGER(S)” has been removed and the reference to W. Douglas Munn has been updated to reflect his new position.

March 27, 2009	584169 (3/09)